PP&E - Gross (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	$ 2,468,820
PP&E at end of year	2,271,838	$ 2,468,820
PP&ES | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	5,038,295	4,935,726
Incorporation by acquisition		2,439
CAPEX	285,235	373,908
Currency translation adjustments	30,937	(77,020)
Transfers and reclassifications		(10,850)
Decreases	(209,930)	(185,908)
PP&E at end of year	5,144,537	5,038,295
Real Estate | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	446,446	448,919
CAPEX	449	1,102
Currency translation adjustments	(264)	(3,609)
Transfers and reclassifications	5,535	106
Decreases	(233)	(72)
PP&E at end of year	451,933	446,446
Switching Equipment | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	166,889	137,823
CAPEX	7,308	6,851
Currency translation adjustments	(1,914)	(11,454)
Transfers and reclassifications	9,424	33,943
Decreases		(274)
PP&E at end of year	181,707	166,889
Fixed Network and Transportation | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	2,105,467	2,028,450
Incorporation by acquisition		1,787
CAPEX	67,723	71,434
Currency translation adjustments	11,801	(11,005)
Transfers and reclassifications	85,511	96,091
Decreases	(109,621)	(81,290)
PP&E at end of year	2,160,881	2,105,467
Mobile Network Access | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	444,842	421,060
CAPEX	2	165
Currency translation adjustments	8,944	(13,733)
Transfers and reclassifications	49,757	38,882
Decreases	(53)	(1,532)
PP&E at end of year	503,492	444,842
Tower and Pole | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	117,123	117,114
Currency translation adjustments	892	(3,603)
Transfers and reclassifications	3,357	4,185
Decreases	(103)	(573)
PP&E at end of year	121,269	117,123
Power Equipment and Installations | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	179,620	158,771
Incorporation by acquisition		69
CAPEX	3,728	3,942
Currency translation adjustments	3,993	(5,113)
Transfers and reclassifications	8,330	22,010
Decreases	(1)	(59)
PP&E at end of year	195,670	179,620
Computer equipment | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	751,716	689,877
CAPEX	60,639	66,663
Currency translation adjustments	(6,524)	(17,414)
Transfers and reclassifications	14,385	17,302
Decreases	(9)	(4,712)
PP&E at end of year	820,207	751,716
Goods lent to customers at no cost | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	203,670	247,248
Incorporation by acquisition		324
CAPEX	13,446	13,135
Currency translation adjustments	(1,262)	(6,564)
Transfers and reclassifications	28,012	44,491
Decreases	(99,514)	(94,964)
PP&E at end of year	144,352	203,670
Vehicles | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	67,834	59,694
CAPEX	2,043	9,482
Currency translation adjustments	221	(402)
Decreases	(224)	(940)
PP&E at end of year	69,874	67,834
Machinery, diverse equipment and tools | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	84,803	85,133
Incorporation by acquisition		16
CAPEX	1,066	395
Currency translation adjustments	(424)	(1,513)
Transfers and reclassifications	792	772
PP&E at end of year	86,237	84,803
Other | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	31,338	26,904
Incorporation by acquisition		9
CAPEX	1,523	2,572
Currency translation adjustments	379	(274)
Transfers and reclassifications	1,558	2,127
PP&E at end of year	34,798	31,338
Construction in progress | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	183,241	237,588
CAPEX	65,646	76,924
Currency translation adjustments	11,565	(1,034)
Transfers and reclassifications	(100,835)	(128,686)
Decreases	(151)	(1,551)
PP&E at end of year	159,466	183,241
Materials | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	255,306	277,145
Incorporation by acquisition		234
CAPEX	61,662	121,243
Currency translation adjustments	3,530	(1,302)
Transfers and reclassifications	(105,826)	(142,073)
Decreases	(21)	59
PP&E at end of year	$ 214,651	$ 255,306